Note 1 - Nature of Business and Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Cash and Cash Equivalents
Cash and Cash Equivalents

Cash and Cash Equivalents

Bozki maintains cash balances in non-interest-bearing transaction accounts, which do not currently exceed federally insured limits. For the purpose of the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. There were no cash equivalents on hand at September 30, 2016 or December 31, 2015.

Cash and Cash Equivalents

Bozki maintains cash balances in non-interest-bearing transaction accounts, which do not currently exceed federally insured limits. For the purpose of the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. There were no cash equivalents on hand at December 31, 2015 or 2014.